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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452

                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




                                     PIONEER
                                  ------------
                                     SELECT
                                     EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/05

                                 [LOGO] PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 5

Portfolio Management Discussion                                 7

Schedule of Investments                                        11

Financial Statements                                           14

Notes to Financial Statements                                  18

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        22

Trustees, Officers and Service Providers                       27

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets stumbled early in the year before advancing to three-year highs in March. Stocks spent much of April retracing their gains, as higher interest rates and soaring energy prices overwhelmed sentiment. Then a brisk
May rally left the Dow Industrials, the Standard and Poor's 500 Stock Index and the NASDAQ Composite slightly below year-end levels.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. Large-capitalization stocks held up better than small- and mid-sized issues that might be seen as more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan. The possibility of slower growth notwithstanding, the Fed continued to raise short-term rates in an effort to head off damaging inflation.

Bond returns were modestly negative overall early in the year, and fixed-income investors more risk-averse. High-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed smaller declines. Long-term bond prices rose and their yields fell, suggesting that investors were not concerned about inflation and offering a boost to home buyers. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought a pause in its protracted fall. However, the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities benefited from heavy demand. Meanwhile, growth in Japan may have stalled, and Europe's halting expansion ran afoul of political issues.


We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Although oil prices had backed away from their record highs, steep energy costs and rising interest rates may hold investor attention for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment types is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following was represented as a pie chart in the printed material.]

U.S Common Stocks 91.7%

Depositary Receipts for International Stocks 8.3%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following was represented as a pie chart in the printed material.]

Consumer Staples 2.8%

Telecommunication Services 3.8%

Materials 4.8%

Industrials 10.2%

Consumer Discretionary 11.0%

Information Technology 26.9%

Financials 22.8%

Health Care 17.7%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. IVAX Corp.                                         5.38%
 2. Veritas Software Corp.                             4.86
 3. Freeport-McMoRan Copper & Gold, Inc. (Class B)     4.80
 4. Taiwan Semiconductor Manufacturing Co. (A.D.R.)    4.40
 5. Pfizer, Inc.                                       4.27
 6. Amgen, Inc.                                        4.25
 7. Citigroup, Inc.                                    4.24
 8. Goldman Sachs Group, Inc.                          4.14
 9. Liberty Media Corp.                                4.06
10. Vodafone Group Plc (A.D.R.)                        3.85

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Equity
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

 Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class          5/31/05     11/30/04
-------         ---------   ---------
   A             $10.77      $10.56

 Distributions Per Share - 12/1/04 - 5/31/05
--------------------------------------------------------------------------------


                               Short-Term         Long-Term
 Class         Dividends      Capital Gains      Capital Gains
-------       -----------    ---------------    --------------
   A           $0.0347         $   -              $   -

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                               CLASS A SHARES
--------------------------------------------------------------------------------


 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Equity Fund, at public offering price, compared to that of the S&P 500 Index.

[The following was represented as a mountain chart in the printed material.]

              Value of $10,000 Investment

---------------------------------------------------
Date                Value      S&P 500
---------------------------------------------------
12/31/2003         $9,425     $10,000
---------------------------------------------------
                   $9,472     $10,147
---------------------------------------------------
5/31/2005         $10,183     $10,997
---------------------------------------------------



Average Annual Total Returns
(As of May 31, 2005)

                         Net Asset    Public Offering
Period                  Value (NAV)    Price (POP)
Life-of-Class
(1/2/04)                   5.61%          1.29%
1 Year                     7.50           1.35


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on actual returns from December 1, 2004 through May 31, 2005



Share Class                             A
---------------------------------------------
Beginning Account Value             $1,000.00
On 12/1/04

Ending Account Value                $1,023.10
On 5/31/05

Expenses Paid During Period*        $    3.78

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2004 through May 31, 2005



Share Class                            A
---------------------------------------------
Beginning Account Value            $1,000.00
On 12/1/04

Ending Account Value               $1,021.19
On 5/31/05

Expenses Paid During Period*       $    3.78

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

The U.S. equity market delivered modest, positive results during the six months ended May 31, 2005, with significant short-term volatility in stock prices as investors reacted to fluctuating world crude oil prices. While stock prices did not appreciate notably, corporate earnings continued to grow, frequently exceeding expectations. Bond prices were relatively stable as fixed-income investors appeared confident that overall inflationary pressures were contained, despite increases in the costs of oil and other commodities. In the following discussion, Andrew D.F. Acheson, who is responsible for day-to-day portfolio management of Pioneer Select Equity Fund, provides a review of the Fund, its investment strategies and the investment environment for the six months ended May 31, 2005.


Q: How did the Fund perform during the six-month period?


A: The Fund performed reasonably well, largely due to individual stock selection that compensated for our de-emphasis of energy stocks, which outperformed the market. The Fund's Class A shares had a total return of 2.31% at net asset value for the six months ended May 31, 2005. During the same six-month period, the Standard & Poor's 500 Index returned 2.42%, while the average return of 932 funds in Lipper's large-cap core fund category was 1.90%.


   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q: What were the principal factors that affected performance?


A: Stock prices gyrated up and down during the six months. In general, they moved in the opposite direction of world crude oil prices. In October 2004, before the start of the Fund's current fiscal year, we substantially reduced our investments in energy stocks, and we continued to de-emphasize them throughout the period. When oil prices came down in December 2004, that decision supported Fund performance.


   The advantage of being underweight in energy stocks was, however, short-lived. For the remainder of the fiscal year, oil prices

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                              (continued)
--------------------------------------------------------------------------------

    rode up and down, with the stock market moving in the reverse direction. The market began 2005 by declining in January and February. The principal exception, of course, was the energy sector, where stocks climbed with the prices of oil and natural gas. Oil prices declined in March, and the market made a brief comeback before declining in April and then rising again in May. In general, the market averages moved in the opposite direction of oil prices as investors worried that the weight of high energy costs might pull down corporate profits.


    Other factors also came into play and contributed to the lack of clear direction in the stock market. One was the value of the U.S. dollar on international currency exchanges. The dollar had been in a persistent, steady decline for the past two years. While this decline had been seen as a help to U.S. manufacturers, whose products became more competitive in world markets, investors tend to see the dollar as a reflection of confidence in the U.S. economy. During the six-month period, the U.S. dollar strengthened on currency exchanges - a development which could be taken as a positive signal for equities.


    Corporate earnings continued to exceed expectations during the six months, but the surprisingly strong profit picture was not reflected in stock prices, which finished the six months at levels very close to where they started.


Q:  What types of investments helped performance?


A: Our stock selection was good, helping to overcome the negative impact of our de-emphasis of energy. The Fund's top performers did not illustrate any sector themes.


    The most influential positive performer was one of the Fund's largest holdings, IVAX Pharmaceuticals, a manufacturer of both generic and branded drugs. IVAX had a very low stock valuation at the start of the period and benefited from the improving outlook for many of its products. In addition to its manufacturing business, the company has a small research and development operation which could help the firm's longer-term prospects. The second biggest contributor was from the utilities sector. Pennsylvania-based Allegheny Energy is an electric utility which has shown strong results from the reforms instituted by a new management team, which has successfully negotiated higher rates from regulatory authorities and restructured company operations, shedding unprofitable areas.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Another notable contributor to the Fund's results was Taiwan Semiconductor, which continued to do well as the world's leading contract manufacturer of chips designed to meet the specifications of other companies. Other successful holdings included Sandisk, a producer of memory chips for hand-held phones and other devices; Sears Holding, which rose with positive market reaction to its planned merger with Kmart; Veritas Software, which is in the process of being acquired by Symantec; and Apple Computer, which benefited both from the continued popularity of the iPod and from strong sales of its Macintosh computers, whose sales rose faster than those of Windows[RegTM]-based personal computers because of Macintosh's many easy-to-use digital applications.


   We continued to hold all those stocks at the end of the six-month period.


Q: What investments were the most noteworthy detractors from performance?


A: The most significant drag on performance was our underweight in the energy sector.


   The biggest individual disappointment was Avaya, a telecommunications equipment company that produces traditional devices as well as new equipment for voice-over-Internet applications. We invested in the company in December because we were attracted by its low valuation, and its prospects to continue to benefit from both the traditional and new technologies. However, the company failed to meet its revenue targets and the stock fell in January and February before we liquidated our position.


   We continued to hold several other disappointing investments, however, because we believed the companies' longer-term prospects were not reflected in recent stock prices. The companies included Tyco International, the diversified industrial company that now is being managed very well, and Freeport McMoRan, a mining company that we think should benefit from extended cycles for both gold and copper.


Q: What is your investment outlook?


A: We are optimistic about stocks for the remainder of 2005. Corporate earnings have grown well in the early months of the year, following strong improvement throughout 2004. And yet, stock performance has not kept pace with earnings growth, resulting in more reasonable and attractive valuations in the market. We think

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                              (continued)
--------------------------------------------------------------------------------

    that while pockets of inflation will appear - especially in industries most directly exposed to oil and commodity prices - in general inflationary pressures continue to be contained. As a consequence, longer-term bonds should remain relatively stable.


    We anticipate decent earnings growth for the remainder of 2005, which should drive good returns from the stock market. The stock market could turn in even better performance if investors move to take advantage of opportunities that have been created because earnings have been rising faster than stock prices.



Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------


Shares                                                          Value
           COMMON STOCKS - 109.3%
           Materials - 5.2%
           Diversified Metals & Mining - 5.2%
   800     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 28,240
                                                              --------
           Total Materials                                    $ 28,240
                                                              --------
           Capital Goods - 11.2%
           Aerospace & Defense - 3.6%
   300     Boeing Co.                                         $ 19,170
                                                              --------
           Industrial Conglomerates - 7.6%
   670     Tyco International, Ltd.                           $ 19,383
   200     United Technologies Corp.                            21,340
                                                              --------
                                                              $ 40,723
                                                              --------
           Total Capital Goods                                $ 59,893
                                                              --------
           Media - 8.0%
           Broadcasting & Cable TV - 8.0%
   600     Comcast Corp.*                                     $ 18,983
 2,300     Liberty Media Corp.*                                 23,897
                                                              --------
                                                              $ 42,880
                                                              --------
           Total Media                                        $ 42,880
                                                              --------
           Retailing - 4.1%
           General Merchandise Stores - 4.1%
   150     Sears Holdings Corp.*                              $ 22,005
                                                              --------
           Total Retailing                                    $ 22,005
                                                              --------
           Food & Drug Retailing - 3.1%
           Drug Retail - 3.1%
   300     CVS Corp.                                          $ 16,455
                                                              --------
           Total Food & Drug Retailing                        $ 16,455
                                                              --------
           Health Care Equipment & Services - 2.5%
           Health Care Distributors - 2.5%
   200     Johnson & Johnson                                  $ 13,420
                                                              --------
           Total Health Care Equipment & Services             $ 13,420
                                                              --------
           Pharmaceuticals & Biotechnology - 16.9%
           Biotechnology - 4.7%
   400     Amgen, Inc.*                                       $ 25,032
                                                              --------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


Shares                                                 Value
            Pharmaceuticals - 12.2%
  1,612     IVAX Corp.*                               $ 31,676
    900     Pfizer, Inc.                                25,110
    200     Sanofi-Synthelabo SA (A.D.R.)*               9,000
                                                      --------
                                                      $ 65,786
                                                      --------
            Total Pharmaceuticals & Biotechnology     $ 90,818
                                                      --------
            Banks - 9.2%
            Diversified Banks - 5.6%
    325     Bank of America Corp.                     $ 15,054
    300     Wachovia Corp.                              15,225
                                                      --------
                                                      $ 30,279
                                                      --------
            Thrifts & Mortgage Finance - 3.6%
    300     Freddie Mac                               $ 19,511
                                                      --------
            Total Banks                               $ 49,790
                                                      --------
            Diversified Financials - 15.6%
            Consumer Finance - 3.7%
    370     American Express Co.                      $ 19,925
                                                      --------
            Investment Banking & Brokerage - 7.3%
    250     Goldman Sachs Group, Inc.                 $ 24,375
    275     Merrill Lynch & Co., Inc.                   14,922
                                                      --------
                                                      $ 39,297
                                                      --------
            Diversified Financial Services - 4.6%
    530     Citigroup, Inc.                           $ 24,968
                                                      --------
            Total Diversified Financials              $ 84,190
                                                      --------
            Software & Services - 7.8%
            Application Software - 7.8%
    600     Symantec Corp.*                           $ 13,566
  1,150     Veritas Software Corp.*                     28,601
                                                      --------
                                                      $ 42,167
                                                      --------
            Total Software & Services                 $ 42,167
                                                      --------
            Technology Hardware & Equipment - 14.7%
            Computer Hardware - 7.4%
    550     Apple Computer, Inc.*                     $ 21,841
    800     Hewlett-Packard Co.                         18,008
                                                      --------
                                                      $ 39,849
                                                      --------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Shares                                                            Value
            Computer Storage & Peripherals - 7.3%
  1,600     EMC Corp.*                                          $ 22,496
    650     Sandisk Corp.*                                        16,959
                                                                --------
                                                                $ 39,455
                                                                --------
            Total Technology Hardware & Equipment               $ 79,304
                                                                --------
            Semiconductors - 6.8%
            Semiconductor Equipment - 2.0%
    650     Applied Materials, Inc.*                            $ 10,667
                                                                --------
            Semiconductors - 4.8%
  2,811     Taiwan Semiconductor Manufacturing Co. (A.D.R.)     $ 25,889
                                                                --------
            Total Semiconductors                                $ 36,556
                                                                --------
            Telecommunication Services - 4.2%
            Wireless Telecommunication Services - 4.2%
    900     Vodafone Group Plc (A.D.R.)                         $ 22,662
                                                                --------
            Total Telecommunication Services                    $ 22,662
                                                                --------
            TOTAL COMMON STOCKS
            (Cost $568,333)                                     $588,380
                                                                --------
            TOTAL INVESTMENT IN SECURITIES - 109.3%
            (Cost $568,333)(a)                                  $588,380
                                                                --------
            OTHER ASSETS AND LIABILITIES - (9.3)%               $(49,944)
                                                                --------
            TOTAL NET ASSETS - 100.0%                           $538,436
                                                                --------

*   Non income producing security

(A.D.R.) American Depositary Receipt

(a) At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $569,241 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                          $  29,225
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                            (10,086)
                                                                               ---------
     Net unrealized gain                                                       $  19,139
                                                                               ---------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2005 aggregated $388,001 and $367,635, respectively.


The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $568,333)     $588,380
  Receivables -
    Investment securities sold                              7,189
    Dividends and foreign taxes withheld                      557
    Due from Pioneer Investment Management, Inc.           14,203
  Other                                                       690
                                                         --------
       Total assets                                      $611,019
                                                         --------
LIABILITIES:
  Due to bank                                            $ 32,728
  Due to affiliates                                         1,732
  Accrued expenses                                         38,123
                                                         --------
       Total liabilities                                 $ 72,583
                                                         --------
NET ASSETS:
  Paid-in capital                                        $499,683
  Undistributed net investment income                       1,231
  Accumulated net realized gain on investments             17,475
  Net unrealized gain on investments                       20,047
                                                         --------
       Total net assets                                  $538,436
                                                         --------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Based on $538,436 / 50,000 shares                      $  10.77
                                                         --------
MAXIMUM OFFERING PRICE:
  Class A ($10.77 [divided by] 94.25%)                   $  11.43
                                                         --------



14     The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05


INVESTMENT INCOME:
  Dividends                                                  $3,738
                                                             ------
       Total investment income                                           $ 3,738
                                                                         -------
EXPENSES:
  Management fees                                            $1,983
  Distribution fees                                             661
  Administrative reimbursements                               9,321
  Custodian fees                                              4,430
  Registration fees                                           1,282
  Professional fees                                          29,653
  Printing expense                                           12,162
  Fees and expenses of nonaffiliated trustees                 3,264
  Miscellaneous                                               1,628
                                                             ------
      Total expenses                                                     $64,384
      Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                       (62,404)
                                                                         -------
     Net expenses                                                        $ 1,980
                                                                         -------
       Net investment income                                             $ 1,758
                                                                         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $18,758
  Change in net unrealized gain from investments                          (8,491)
                                                                         -------
    Net gain on investments                                              $10,267
                                                                         -------
    Net increase in net assets resulting from operations                 $12,025
                                                                         -------



The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05 and for the period from 1/2/04
(Commencement of Operations) to 11/30/04


                                                            Six Months
                                                              Ended          1/2/04
                                                             5/31/05           to
                                                           (unaudited)      11/30/04
FROM OPERATIONS:
Net investment income                                      $  1,758        $    891
Net realized gain (loss) on investments                      18,758          (1,283)
Change in net unrealized gain on investments                 (8,491)         28,538
                                                           --------        --------
    Net increase in net assets resulting from
      operations                                           $ 12,025        $ 28,146
                                                           --------        --------
DISTRIBUTION TO SHAREOWNERS:
Net investment income
  ($0.03 and $0.00 per share, respectively)                $ (1,735)       $      -
                                                           --------        --------
NET ASSETS:
Beginning of period
  (initial capitalization - 50,000 shares)                 $528,146        $500,000
                                                           --------        --------
End of period (including undistributed net investment
  income of $1,231 and $1,208, respectively)               $538,436        $528,146
                                                           --------        --------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                              Six Months
                                                                 Ended             1/2/04 (a)
                                                                5/31/05                to
                                                             (unaudited)            11/30/04
CLASS A
Net asset value, beginning of period                          $   10.56           $   10.00
                                                              ---------           ---------
Increase from investment operations:
  Net investment income                                       $    0.03           $    0.02
  Net realized and unrealized gain on investments                  0.21                0.54
                                                              ---------           ---------
      Net increase from investment operations                 $    0.24           $    0.56
Distributions to shareowners:
  Net investment income                                           (0.03)                  -
                                                              ---------           ---------
  Net increase in net asset value                             $    0.21           $    0.56
                                                              ---------           ---------
  Net asset value, end of period                              $   10.77           $   10.56
                                                              ---------           ---------
Total return*                                                      2.31%               5.60%(b)
Ratio of net expenses to average net assets+                       0.75%**             0.75%**
Ratio of net investment income to average net assets+              0.66%**             0.19%**
Portfolio turnover rate                                             127%**              145%
Net assets, end of period (in thousands)                      $     538           $     528
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
    Net expenses                                                  24.34%**            18.10%**
    Net investment loss                                          (22.93)%**          (17.15)%**

(a) Class A shares commenced operations on January 2, 2004.
(b) Not annualized.
 * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Pioneer Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on October 14, 2003, and commenced operations on January 2, 2004. Pioneer Investment Management Inc.
(PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) to the principal underwriter for the Fund. To date, no shares have been offered to the public. The Fund shares outstanding at May 31, 2005, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of May 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the period ended May 31, 2005.


C. Securities Lending

   The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

D. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2004, the Fund had a net capital loss carryforward of $374, which will expire in 2012 if not utilized.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the fiscal year ended November 30, 2004.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004:
-------------------------------------------------------------------------------

                                              2004
--------------------------------------------------------------------------------
  Undistributed ordinary income              $ 1,208
  Capital loss carryforward                     (374)
  Unrealized appreciation                     27,629
                                             -------
      Total                                  $28,463
                                             -------

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appre sciation is attributable to the tax deferral of losses on wash sales.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

Through April 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2005, $1,613 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees paid to PIMSS for the period ended May 31, 2005.


4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $119 in distribution fees payable to PFD at May 31, 2005.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fun's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the six month life of the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's six month performance compared to both the performance of an index, selected by the Independent Trustees for this purpose. The Trustees concluded, given the short performance record of the Fund during the start-up of investment, that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (after giving effect to the expense limitation) was lower than that of comparable funds.


F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees are not necessary. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
n Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
  Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6 month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                  www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.